UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A
(AMENDMENT NO.1)

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the quarterly distribution period from September 26, 2010 to December 25, 2010

Commission File Number of issuing entity: 333-119762 PG&E ENERGY RECOVERY FUNDING LLC (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 1-2348

PACIFIC GAS AND ELECTRIC COMPANY
(Exact name of depositor and sponsor as specified in its charter)

Delaware	20-1707696
(State or other jurisdiction of incorporation or organization of the issuing entity)	( I.R.S. Employer Identification No.)

245 Market Street, Room 424
San Francisco, CA 94105	94105
(Address of principal executive offices of issuing entity)	(Zip Code)

(415) 973-6252
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Energy Recovery Bonds, Series 2005-2, Class A-2	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-3	[___]	[___]	[ X ]	_______________
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes  ☒                 No ☐

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PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

This Form 10-D/A (Amendment No. 1) is filed for the purpose of amending and replacing Exhibit 99.2 attached to the Form 10-D of PG&E Energy Recovery Funding LLC filed on December 23, 2010.

In the version of Exhibit 99.2 filed on December 23, 2010, item number 1.iii, which is the remittance amount for the November 2010 collection period, was overstated by $368,397.  The correct figure for such item is $12,167,620.00, as indicated on the corrected version of Exhibit 99.2 attached hereto.

PART II - OTHER INFORMATION

ITEM 9 – Exhibits

(a)           Documents filed as part of this report:

99.2	Quarterly Servicer's Certificate, which relates solely to the Series 2005-2 Bonds, for the quarterly distribution period from September 26, 2010 to December 25, 2011, dated March 17, 2011

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: March 24, 2011

PG&E ENERGY RECOVERY FUNDING LLC (Issuing Entity)
By: Pacific Gas and Electric Company, as Servicer

By: /s/ Nicholas M. Bijur
Name: Nicholas M. Bijur
Title: Treasurer

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